Schedule of Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Shares Outstanding, Beginning balance	8,692	14,688
Weighted Average Grant Date Fair Value, Beginning balance	$ 60.60	$ 54.90
Number of Shares, Granted	30,400	900
Weighted Average Grant Date Fair Value, Granted	$ 15.30	$ 46.80
Number of Shares, Vested	(14,896)	(6,896)
Weighted Average Grant Date Fair Value, Vested	$ 28.8	$ 46.80
Number of Shares, Cancelled	(167)
Weighted Average Grant Date Fair Value, Cancelled	$ 13.20
Number of Shares Outstanding, Ending balance	24,029	8,692
Weighted Average Grant Date Fair Value, Ending balance	$ 23.40	$ 60.60